Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,525,880.00
Previously Paid Amount	0.00
Total Fee Amount	233.61
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 233.61
Narrative - Max Aggregate Offering Price	$ 1,525,880.00
Final Prospectus	true